Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 3,771	$ 2,969	$ 4,776
of which: financial advisor compensation plans		1,313	1,200	1,497
of which: other compensation plans		1,287	704	2,034
of which: net defined benefit liability		652	642	711
of which: other compensation-related liabilities	[1]	518	422	534
Deferred tax liabilities		382	321	558
Current tax liabilities		1,186	1,058	943
VAT and other tax payables		540	504	470
Deferred income		246	209	212
Other		116	111	61
Total other non-financial liabilities		$ 6,241	$ 5,171	$ 7,018

[1]	Includes liabilities for payroll taxes and untaken vacation.